Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Components of Premises and Equipment

Premises and equipment consisted of the following on December 31:

(Dollars in thousands)	2020	2019
Land and improvements	$2,550	$2,384
Buildings and improvements	12,664	12,869
Furniture and equipment	6,499	6,448
Leasehold improvements	329	296
	22,042	21,997
Accumulated depreciation	9,409	9,957
Premises and equipment, net	$12,633	$12,040